Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes To Financial Statements [Abstract]
Property and equipment
	March 31,	December 31,
	2018	2017

Machines and equipment	$240,295	$240,295
Office and computer equipment	160,982	156,860
Devices	89,704	89,704
Software	38,126	34,528
Furniture and fixtures	16,019	16,019
Other assets	2,259	2,259
Total	547,385	539,665
Accumulated depreciation	(484,312)	(479,296)
Net property and equipment	$63,073	$60,369

	2017	2016

Machines and equipment	$240,295	$240,295
Office and computer equipment	156,860	156,860
Devices	89,704	82,204
Software	34,528	34,528
Furniture and fixtures	16,019	16,019
Other assets	2,259	2,259
Total	539,665	532,165
Accumulated depreciation	(479,296)	(455,227)
Net property and equipment	$60,369	$76,938